CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands		Total		Series A Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment	Common Stock		Common Stock Series A Redeemable Convertible Preferred Stock	Additional Paid-in Capital		Additional Paid-in Capital Series A Redeemable Convertible Preferred Stock	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income (Loss)	As Previously Reported	As Previously Reported Redeemable Convertible Preferred Stock [Member]	As Previously Reported Common Stock	As Previously Reported Additional Paid-in Capital	As Previously Reported Accumulated Deficit	As Previously Reported Accumulated Other Comprehensive Income (Loss)	Revision of Prior Period, Adjustment	Revision of Prior Period, Adjustment Redeemable Convertible Preferred Stock [Member]	Revision of Prior Period, Adjustment Common Stock	Revision of Prior Period, Adjustment Additional Paid-in Capital	Revision of Prior Period, Adjustment Accumulated Deficit	Revision of Prior Period, Adjustment Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period (in shares) at Dec. 31, 2017					0													52,189,169						(52,189,169)
Balance at beginning of period at Dec. 31, 2017																		$ 73,062						$ (73,062)
Balance at beginning of period at Dec. 31, 2017		$ 41,856					$ 21			$ 76,107				$ (34,272)		$ 0	$ (31,206)		$ 1	$ 3,065	$ (34,272)	$ 0	$ 73,062		$ 20	$ 73,042		$ 0
Balance at beginning of period (in shares) at Dec. 31, 2017							213,588,410												60,166,667						153,421,743
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)							47,801,632	[1]
Issuance of redeemable convertible preferred stock, net of issuance costs		209,000	[1]				$ 5	[1]		208,995	[1]
Repurchase of redeemable convertible preferred stock (in shares)	[1]						(983,699)
Repurchase of redeemable convertible preferred stock	[1]	$ (4,166)								(4,166)
Exercise of stock options (in shares)		0
Stock-based compensation		$ 3,843								3,843
Net loss		(64,293)												(64,293)
Common stock issued under Stock Purchase Agreement (in shares)							47,801,632	[1]
Common stock issued under Stock Purchase Agreement		209,000	[1]				$ 5	[1]		208,995	[1]
Balance at end of period (in shares) at Dec. 31, 2018					0
Balance at end of period at Dec. 31, 2018					$ 0
Balance at end of period (in shares) at Dec. 31, 2018							260,406,343
Balance at end of period at Dec. 31, 2018		186,240				$ 0	$ 26			284,779			$ 162	(98,565)	$ (162)	0
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)							6,671,998	[1]
Issuance of redeemable convertible preferred stock, net of issuance costs		60,305	[1]				$ 1	[1]		60,304	[1]
Repurchase of redeemable convertible preferred stock (in shares)	[1]						(3,575,750)
Repurchase of redeemable convertible preferred stock	[1]	(31,356)								(30,259)				(1,097)
Issuance of redeemable convertible preferred stock for in-kind contribution (in shares)	[1]						5,953,515
Issuance of redeemable convertible preferred stock for in kind contribution	[1]	$ 58,000								58,000
Exercise of stock options (in shares)		1,266					1,266
Exercise of stock options		$ 1								1
Stock-based compensation		4,858								4,858
Common stock issued for warrants exercised (in shares)	[1]			6,116,000					1,368,720			6,116,000
Net loss		(88,656)												(88,656)
Common stock issued under Stock Purchase Agreement (in shares)							6,671,998	[1]
Common stock issued under Stock Purchase Agreement		60,305	[1]				$ 1	[1]		60,304	[1]
Balance at end of period (in shares) at Dec. 31, 2019					0													82,297,742						(82,297,742)
Balance at end of period at Dec. 31, 2019					$ 0													$ 383,987						$ (383,987)
Balance at end of period (in shares) at Dec. 31, 2019							270,826,092												60,167,334						210,658,758
Balance at end of period at Dec. 31, 2019		195,508				(828)	$ 27			383,961				(188,480)	(828)	0	(188,479)		$ 1	0	(188,480)		383,987		$ 26	383,961	$ 0
Net loss		(148,928)															(119,771)
Balance at end of period (in shares) at Jun. 30, 2020							360,910,639
Balance at end of period at Jun. 30, 2020		829,947					$ 36			1,168,147				(338,236)			880,804
Balance at beginning of period (in shares) at Dec. 31, 2019					0													82,297,742						(82,297,742)
Balance at beginning of period at Dec. 31, 2019					$ 0													$ 383,987						$ (383,987)
Balance at beginning of period at Dec. 31, 2019		195,508				(828)	$ 27			383,961				(188,480)	(828)	0	(188,479)		$ 1	0	(188,480)		383,987		$ 26	383,961	0
Balance at beginning of period (in shares) at Dec. 31, 2019							270,826,092												60,167,334						210,658,758
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)	[2]						6,581,340
Issuance of redeemable convertible preferred stock, net of issuance costs	[2]	56,250					$ 1			56,249
Issuance of redeemable convertible preferred stock for in-kind contribution (in shares)	[1]						9,443,353
Issuance of redeemable convertible preferred stock for in kind contribution	[1]	91,999					$ 1			91,998
Business Combination and PIPE financing (in shares)							72,272,942
Business Combination and PIPE financing (As Restated)		594,522					$ 7			594,515
Exercise of stock options (in shares)							2,081,577
Exercise of stock options		2,204								2,204
Stock-based compensation		91,736								91,736
Common stock issued for warrants exercised (in shares)							22,877,806
Common stock issued for warrants exercised (As restated)		263,064					$ 3			263,061
Net loss		(228,632)												(228,632)			(237,220)
Common stock issued under Stock Purchase Agreement (in shares)	[2]						6,581,340
Common stock issued under Stock Purchase Agreement	[2]	$ 56,250					$ 1			56,249
Accounting Standards Update [Extensible Enumeration]		us-gaap:AccountingStandardsUpdate201602Member
Balance at end of period (in shares) at Sep. 30, 2020					0
Balance at end of period at Sep. 30, 2020					$ 0
Balance at end of period (in shares) at Sep. 30, 2020							384,083,110
Balance at end of period at Sep. 30, 2020		$ 1,065,823				(828)	$ 39			1,483,724				(417,940)	(828)		1,078,935
Balance at beginning of period (in shares) at Dec. 31, 2019					0													82,297,742						(82,297,742)
Balance at beginning of period at Dec. 31, 2019					$ 0													$ 383,987						$ (383,987)
Balance at beginning of period at Dec. 31, 2019		195,508				(828)	$ 27			383,961				(188,480)	(828)	0	(188,479)		$ 1	0	(188,480)		$ 383,987		$ 26	$ 383,961	$ 0
Balance at beginning of period (in shares) at Dec. 31, 2019							270,826,092												60,167,334						210,658,758
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)							6,581,340	[1]
Issuance of redeemable convertible preferred stock, net of issuance costs		56,250	[1]				$ 1	[1]		56,249	[1]
Issuance of redeemable convertible preferred stock for in-kind contribution (in shares)	[1]						9,443,353
Issuance of redeemable convertible preferred stock for in kind contribution	[1]	91,999					$ 1			91,998
Business Combination and PIPE financing (in shares)							72,272,942
Business Combination and PIPE financing (As Restated)		$ 594,522					$ 7			594,515
Exercise of stock options (in shares)		8,716,423					8,716,423
Exercise of stock options		$ 9,863								9,863
Issuance of shares for RSU awards (in shares)							194,306
Stock-based compensation		137,991								137,991
Common stock issued for warrants exercised (in shares)	[1]						23,006,891
Common stock issued for warrants exercised (As restated)		265,463					$ 3			265,460
Net loss		(370,866)												(370,866)			(384,314)
Other comprehensive loss		239														239
Common stock issued under Stock Purchase Agreement (in shares)							6,581,340	[1]
Common stock issued under Stock Purchase Agreement		$ 56,250	[1]				$ 1	[1]		56,249	[1]
Accounting Standards Update [Extensible Enumeration]		us-gaap:AccountingStandardsUpdate201602Member
Balance at end of period (in shares) at Dec. 31, 2020					0
Balance at end of period at Dec. 31, 2020					$ 0
Balance at end of period (in shares) at Dec. 31, 2020							391,041,347
Balance at end of period at Dec. 31, 2020		$ 980,141					$ 39			1,540,037				(560,174)		239	987,476			1,560,820	(573,622)
Balance at beginning of period at Jun. 30, 2020		829,947					$ 36			1,168,147				(338,236)			880,804
Balance at beginning of period (in shares) at Jun. 30, 2020							360,910,639
Exercise of stock options (in shares)							294,665
Exercise of stock options		320								320
Stock-based compensation		52,196								52,196
Net loss		(79,704)												(79,704)			(117,449)
Common stock issued related to warrants exercised (in shares)							22,877,806
Common stock issued related to warrants exercised		263,064					$ 3			263,061
Balance at end of period (in shares) at Sep. 30, 2020					0
Balance at end of period at Sep. 30, 2020					$ 0
Balance at end of period (in shares) at Sep. 30, 2020							384,083,110
Balance at end of period at Sep. 30, 2020		1,065,823				$ (828)	$ 39			1,483,724				(417,940)	$ (828)		1,078,935
Net loss		(142,236)															(147,096)
Balance at end of period (in shares) at Dec. 31, 2020					0
Balance at end of period at Dec. 31, 2020					$ 0
Balance at end of period (in shares) at Dec. 31, 2020							391,041,347
Balance at end of period at Dec. 31, 2020		980,141					$ 39			1,540,037				(560,174)		239	$ 987,476			$ 1,560,820	$ (573,622)
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)							6,270,740
Issuance of redeemable convertible preferred stock, net of issuance costs		$ 72,866								72,866
Exercise of stock options (in shares)		3,182,359					3,182,359
Exercise of stock options		$ 3,981					$ 1			3,980
Issuance of shares for RSU awards (in shares)							1,721,686
Stock-based compensation		151,983								151,983
Net loss		(531,022)												(531,022)
Other comprehensive loss		(358)														(358)
Common stock issued for commitment shares (in shares)							407,743
Common stock issued for commitment shares		5,564								5,564
Reclassification from mezzanine equity to equity after elimination of put right		5,532								5,532
Common stock issued under Stock Purchase Agreement (in shares)							6,270,740
Common stock issued under Stock Purchase Agreement		72,866								72,866
Common stock issued for investment in affiliates, net of common stock with embedded put right (in shares)							1,682,367
Common stock issued for investment in affiliates, net of common stock with embedded put right		19,139								19,139
Balance at end of period (in shares) at Sep. 30, 2021							404,306,242
Balance at end of period at Sep. 30, 2021		707,826					$ 40			1,799,101				(1,091,196)		(119)
Balance at beginning of period at Jun. 30, 2021		844,777					$ 40			1,668,362				(823,629)		4
Balance at beginning of period (in shares) at Jun. 30, 2021							397,077,561
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)							6,270,740
Issuance of redeemable convertible preferred stock, net of issuance costs		72,866								72,866
Exercise of stock options (in shares)							252,442
Exercise of stock options		355					$ 0			355
Issuance of shares for RSU awards (in shares)							453,459
Stock-based compensation		49,047								49,047
Net loss		(267,567)												(267,567)
Other comprehensive loss		(123)														(123)
Common stock issued for commitment shares (in shares)							252,040
Common stock issued for commitment shares		2,939								2,939
Reclassification from mezzanine equity to equity after elimination of put right		5,532								5,532
Common stock issued under Stock Purchase Agreement (in shares)							6,270,740
Common stock issued under Stock Purchase Agreement		72,866								72,866
Balance at end of period (in shares) at Sep. 30, 2021							404,306,242
Balance at end of period at Sep. 30, 2021		$ 707,826					$ 40			$ 1,799,101				$ (1,091,196)		$ (119)

[1]	Issuance of Series D redeemable convertible preferred stock has been retroactively restated to give effect to the recapitalization transaction.
[2]	Issuance of Series D redeemable convertible preferred stock has been retroactively restated to give effect to the recapitalization transaction.